Share-based Payments - Summary of Outstanding Share Options (Details)	12 Months Ended
	Dec. 31, 2024 Option $ / shares	Dec. 31, 2023 Option $ / shares	Dec. 31, 2022 Option $ / shares
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number options, Granted during the year	585,000
Number of options outstanding, Ending balance	585,000
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding, Beginning balance	34,991,250	29,366,250	22,031,250
Number options, Granted during the year		6,270,000	7,335,000
Number of options, Forfeited during the year	(1,492,500)	(645,000)
Number of options outstanding, Ending balance	33,498,750	34,991,250	29,366,250
Number of options, Weighted average strike price | $ / shares	$ 5.98	$ 6.02	$ 4.69
Exit Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding, Beginning balance	7,444,974	7,064,982	7,064,982
Number options, Granted during the year		379,992
Number of options outstanding, Ending balance	7,444,974	7,444,974	7,064,982
Number of options, Weighted average strike price | $ / shares	$ 3.43	$ 3.43	$ 3.45
Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding, Beginning balance	1,310,000
Number options, Granted during the year	1,310,000
Number of options outstanding, Ending balance	1,310,000	1,310,000
Number of share options, Exercisable	1,320,000
Number of options, Weighted average strike price | $ / shares	$ 29.09